Reconciliation of tax expense and accounting profit multiplied by tax rate (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
(Loss)/ Profit for the year		$ 274	₨ 23,501	₨ (366,505)	₨ (288,168)
Total income tax expense		$ (150)	(12,849)	37,174	46,788
(Loss)/ Profit before income taxes	[1]		10,652	(329,331)	(241,380)
Expected tax expense at statutory income tax rate	[2]		84,863	(165)	32,760
Non-deductible expenses			1,138	17,026	19,074
Utilization of previously unrecognized tax losses			(35,867)	(29,260)	(42,671)
Current year losses for which no deferred tax asset was recognized			(37,497)	83,574	36,761
Change in unrecognized temporary differences			(11,639)	(35,638)	209
Effect of change in tax rate			(5,726)		(1,908)
Others			₨ (8,121)	₨ 1,637	₨ 2,563
Singapore [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		17.00%	17.00%	17.00%	17.00%

[1]	Refer to Note A above for breakup of loss before tax into domestic (Parent Company) and foreign operations (subsidiaries).
[2]	The domicile of the Parent Company is Cayman Islands wherein the applicable tax rate is Nil (March 31, 2024: Nil, March 31, 2023: Nil)The Group’s two major tax jurisdictions are India and Singapore with tax rates ranging between 25.17% to 26.00% (March 31, 2024: 25.17% to 26.00% and March 31, 2023: 25.17% to 26.00%) in India and 17% (March 31, 2024: 17% and March 31, 2023: 17%) in Singapore, that have been applied to profit or loss of the respective jurisdiction for determination of expected tax expense.